Financial instruments - fair values and risk management - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 307,069	€ 212,911
Change in fair value of investment in non-listed equity	(784)	0	€ 0
Verno Holdings Limited
Disclosure of detailed information about financial instruments [line items]
Equity interests of acquirer		21,400
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	44,656	15,129
Mahigaming LLC | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 42,600	€ 15,100